CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
EXPENSES
Research	$ 86,588	$ 39,211
General and administrative costs	45,136	32,632
Share-based compensation	10,863	31,282
TOTAL EXPENSES	142,587	103,125
OTHER INCOME (EXPENSES)
Interest income	5,100	5,990
Foreign currency translation gain	492	15,548
Other loss	(2,586)	(20)
Debt issuance cost	(2,917)	0
Fair value loss on financial instruments	(5,500)	0
TOTAL OTHER INCOME (LOSS)	(5,411)	21,518
NET LOSS FOR THE YEAR	(147,998)	(81,607)
OTHER COMPREHENSIVE INCOME (LOSS)
Unrealized gain (loss) on translation of foreign operations	188	(14,428)
COMPREHENSIVE LOSS FOR THE YEAR	$ (147,810)	$ (96,035)
Basic loss per share for the year (in dollars per share)	$ (4.25)	$ (4.04)
Diluted loss per share for the year (in dollars per share)	$ (4.25)	$ (4.04)
Weighted average number of common shares outstanding - diluted (in shares)	34,802,943	20,222,493
Weighted average number of common shares outstanding - basic (in shares)	34,802,943	20,222,493